Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Remeasurements:
Net defined benefit liabilities	¥ 121,850	¥ 112,402
Foreign plans [member]
Remeasurements:
Net defined benefit liabilities	225,580	235,225
Present value of defined benefit obligation [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,331,475	1,362,192
Current service cost	36,300	35,138
Past service cost			¥ (84,024)
Interest cost	9,535	10,493
Plan participants' contributions
Transfer to defined contribution plan		(63,055)
Remeasurements:
Changes in demographic assumptions	(25,360)	13,843
Changes in financial assumptions	34,655	19,783
Other	21,981	(4,599)
Benefits paid	(42,206)	(42,320)
Exchange differences on translating foreign operations
Balance at end of year	1,366,380	1,331,475	1,362,192
Present value of defined benefit obligation [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,042,753	1,057,351
Current service cost	29,133	28,387
Past service cost	338	506
Interest cost	39,547	39,401
Plan participants' contributions	1,903	1,579
Transfer to defined contribution plan
Remeasurements:
Changes in demographic assumptions	(3,648)	(1,951)
Changes in financial assumptions	36,157	30,612
Other	8,943	(21,512)
Benefits paid	(96,801)	(56,631)
Exchange differences on translating foreign operations	28,113	(34,989)
Balance at end of year	1,086,438	1,042,753	1,057,351
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,219,073	1,182,140
Interest cost	8,807	9,630
Actual return on plan assets, excluding interest income	34,142	45,841
Employer contributions	22,109	21,652
Plan participants' contributions
Remeasurements:
Benefits paid	(39,601)	(40,190)
Exchange differences on translating foreign operations
Balance at end of year	1,244,530	1,219,073	1,182,140
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	807,528	795,561
Interest cost	30,553	29,950
Actual return on plan assets, excluding interest income	10,489	35,412
Employer contributions	87,803	25,964
Plan participants' contributions	1,903	1,579
Remeasurements:
Benefits paid	(96,801)	(56,631)
Exchange differences on translating foreign operations	19,383	(24,307)
Balance at end of year	¥ 860,858	¥ 807,528	¥ 795,561